INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

The  Company is subject to domestic  income  taxes.  The Company has  recognized minimal  income during the three months ended March 31, 2013,  and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial  reporting and tax purposes.  The Company's deferred  tax assets  consist  entirely of the benefit from net  operating  loss

(NOL)  carry-forwards.  The NOL carry  forwards  expire in various years through

2031. The Company's deferred tax assets are offset by a valuation  allowance due

to  the  uncertainty  of  the  realization  of  the  NOL   carry-forwards.   NOL

carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

                                             Estimated NOL           Valuation       Net Tax

                                       Carry-forward benefit         Allowance       Benefit

                                       =========================================================

            March 31, 2013                       $556,797             $(556,797)          -

           December 31, 2012                     $520,764             $(520,764)          -

NOTE 13 - INCOME TAXES

The  Company is subject to domestic  income  taxes.  The Company has  recognized minimal  income during the year ended  December 31, 2012, and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial  reporting and tax purposes.  The Company's deferred  tax assets  consist  entirely of the benefit from net  operating  loss

(NOL)  carry-forwards.  The NOL carry  forwards  expire in various years through

2031. The Company's deferred tax assets are offset by a valuation  allowance due

to  the  uncertainty  of  the  realization  of  the  NOL   carry-forwards.   NOL

carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

               Estimated NOL                      Valuation        Net Tax

              Carry-forward benefit               Allowance       Benefit

             ===================================================================

From March 8, 2011 (Inception) through

           December 31, 2011                     $307,038             $(307,038)

           December 31, 2012                     $520,764             $(520,764)